Goldman Sachs Large Cap Equity Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Large Cap Equity Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 646
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	1,848
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,200
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	959
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,538
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,083
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,656
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 947